Document Information	May 03, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	CATALENT, INC.
Trading Symbol	CTLT
Local Phone Number	537-6200
City Area Code	(732)
Entity Address, Postal Zip Code	08873
Entity Address, State or Province	NJ
Entity Address, Address Line One	14 Schoolhouse Road
Entity Address, City or Town	Somerset,
Amendment Flag	false
Entity Tax Identification Number	20-8737688
Entity File Number	001-36587
Document Period End Date	May 03, 2022
Entity Emerging Growth Company	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Security Exchange Name	NYSE
Entity Central Index Key	0001596783